Net loss per share - Summary of Antidilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Earn-out Shares (in shares)	158,177,609	158,177,609	0
PSUs (in shares)	1,971,076	858,821	0
RSUs (in shares)	762,071	458,620	0
Marketing consulting services agreement (in shares)	0	125,000	0
Convertible Notes (in shares)	0	0	4,306,466
Total antidilutive shares (in shares)	185,910,721	184,620,015	4,306,466
Class C-1 Ordinary Shares
Earnings per share [line items]
Class C Shares (in shares)	20,499,965	15,999,965	0
Class C-2 American Depositary Shares
Earnings per share [line items]
Class C Shares (in shares)	4,500,000	9,000,000	0